Real Estate Owned (Tables)	12 Months Ended
Jun. 30, 2022
Real Estate Owned [Abstract]
Schedule of activity in real estate owned
(in thousands)	2022	2021
Balance at beginning of year	$82	$640
Loans transferred to real estate owned	45	358
Capitalized expenditures	-	1
Valuation adjustments	-	(19)
Disposals	(117)	(898)
Balance at end of year	$10	$82